Warrants Outstanding (Detail)	12 Months Ended
Dec. 31, 2012
Comerica Bank
Class of Warrant or Right [Line Items]
Number of Warrants	12,445
Exercise Price	11.25
Issue Date	2009-03
Term	7 years
Series A, B, C & D Investors
Class of Warrant or Right [Line Items]
Number of Warrants	123,585
Exercise Price	5.21
Issue Date	2011-12
Term	7 years
Investor
Class of Warrant or Right [Line Items]
Number of Warrants	3,700
Exercise Price	5.21
Issue Date	2012-02
Term	6 years
Square 1 Bank
Class of Warrant or Right [Line Items]
Number of Warrants	17,267
Exercise Price	5.21
Issue Date	2012-06
Term	7 years
Series A, B, C & D Investors
Class of Warrant or Right [Line Items]
Number of Warrants	112,536
Exercise Price	5.21
Issue Date	2012-08
Term	7 years